UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-4258
                                    --------

Value Line Convertible Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2007
                         --------------

Date of reporting period: October 31, 2006
                          ----------------

Item I.  Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 10/31/06 is included with this Form.

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                October 31, 2006
--------------------------------------------------------------------------------

                                   Value Line
                                  Convertible
                                   Fund, Inc.


                                    [LOGO](R)
                                   ----------
                                   Value Line
                                    No-Load
                                     Mutual
                                     Funds

Value Line Convertible Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the six-month period from April 30, 2006 to October 31, 2006, your Fund returned 0.77%, underperforming its benchmark, the Goldman Sachs Convertible Index (1) which returned 5.20%.

There are two primary reasons for the underperformance of the Fund during the period. First, the Fund remained overweighted in energy convertible issues during a period when they underperformed. The Fund's overweight in this sector had benefited the Fund earlier in 2006 and the position was reduced, but the modest overweight that remained hurt the performance from April 30 to October
31. We are continuing to reduce the energy position toward more of market weight versus our index.

Another factor causing underperformance versus the Index was the overweight of the Goldman Sachs Convertible Index in the two major U.S. automobile producers, whose convertibles provided strong total returns during the period. Your Fund chose to hold a much smaller weighting in these companies because of their deteriorating credit quality, as their ratings moved from investment grade to below investment grade, or "junk". This occurred as a result of deteriorating earnings from the automobile producers as well as an ongoing loss of market share to foreign car companies. While the portfolio does own below investment grade issues, its commitment to stable credit quality dictates that a significant overweight will not be taken in companies experiencing ongoing credit quality deterioration. The Fund prefers below investment grade issues with stable to improving credit quality.

The economy provided a positive environment for convertibles. Economic growth moderated from a GDP of 5.6% in the first quarter to 2.6% in the second quarter and a further decline in GDP to 1.6% in the third quarter. This slowdown brought about a decline in short and long- term interest rates, and a moderation in the inflation rate, conditions supportive of the convertible market. In addition, profits held up and global growth was solid, particularly in Asia, and this helped convertible issues.

Looking forward the economic picture is mixed, marked by weakness in some areas like housing and strength in others, such as the labor market. The most likely scenario appears to be a continuation of moderate economic growth and control over inflation, but not a recession. This should enable interest rates to remain around current low historical levels. Should the economy prove to be weaker than expected, the Federal Reserve Board is ready to act and lower interest rates to restimulate economic growth.

                                      Sincerely,

                                      /s/ Jean Bernhard Buttner

                                      Jean Bernhard Buttner
                                      Chairman and President

--------------------------------------------------------------------------------
(1) The Goldman Sachs Convertible Index represents a diversified group of convertible securities. The index is unmanaged and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.


--------------------------------------------------------------------------------
2

                                              Value Line Convertible Fund, Inc.

Convertible Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy left the starting gate quickly this year, with the nation's gross domestic product rising by a scintillating, but clearly unsustainable, 5.6% in the opening quarter. However, rising oil prices, further monetary tightening by the Federal Reserve, and faltering housing demand then combined to slow things down materially during the April-through-June period, as GDP growth eased to less than half the first-quarter rate.

This slowing pace of improvement then continued in the third quarter, with GDP gaining a meager 1.6%, held down by a sharp drop in the residential construction market. Businesses also slowed their inventory accumulation in the period. The large trade imbalance, meanwhile, was another negative. We think economic growth will hold in a 1.5%-2.5% range in the fourth quarter and improve to just 2.0%-2.5% during 2007. However, that should be a sufficient rate of growth (when coupled with increasing productivity, or labor-cost efficiency) to keep earnings moving modestly higher. In our view, such a rate of growth would be modest enough to keep inflation in check through at least next year.

Helping to sustain this stable pace of economic improvement should be fairly solid levels of activity in the capital goods sector, selective gains in retailing, and a possible relaxation in Federal Reserve monetary policies by the middle of next year. Reining in the nation's gross domestic product improvement are likely to be weak, but gradually stabilizing, housing demand and sluggish employment gains.

Gross domestic product growth along these lines and accompanying low inflation would have positive ramifications for the stock and bond markets, in our view.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 through October 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                          Expenses* paid
                                                        Beginning           Ending        during period
                                                      account value     account value      5/1/06 thru
                                                          5/1/06           10/31/06          10/31/06
                                                     ---------------   ---------------   ---------------
Actual ...........................................     $ 1,000.00        $ 1,007.70          $ 6.78
Hypothetical (5% return before expenses) .........     $ 1,000.00        $ 1,018.44          $ 6.82

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.34% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                              Value Line Convertible Fund, Inc.

Portfolio Highlights at October 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                           Principal
                                                           Amount or                   Percentage of
Issue                                                        Shares        Value        Net Assets
-------------------------------------------------------   -----------   -----------   --------------
Schlumberger Ltd. Series A, 1.50%, 6/1/23 .............    $300,000      $529,125         1.4%
Walt Disney Co. (The) 2.13%, 4/15/23 ..................    $450,000      $511,312         1.3%
Lockheed Martin Corp. 5.16%, 11/15/06 .................    $400,000      $507,840         1.3%
Merrill Lynch & Co., Inc. 0.0%, 3/13/32 ...............    $400,000      $500,360         1.3%
AES Trust III 6.75%, Pfd. .............................      10,000      $483,500         1.3%
Amgen, Inc. 0.13%, 2/1/11 .............................    $450,000      $469,125         1.2%
Lamar Advertising Co. 2.88%, 12/31/10 .................    $350,000      $432,250         1.1%
Liberty Media Corp. (convertible into Time Warner, Inc.
 common) 0.75%, 3/30/23 ...............................    $350,000      $413,875         1.1%
Electronic Data Systems Corp. 3.88%, 7/15/23 ..........    $400,000      $409,000         1.1%
Agere Systems, Inc. 6.50%, 12/15/09 ...................    $400,000      $402,500         1.1%

--------------------------------------------------------------------------------
Asset Allocation - Percentage of Net Assets

[The following table was represented as a pie chart in the printed material.]

Convertible Securities ........................................     86.3%
Common Stocks .................................................      7.1%
Cash & Other ..................................................      6.6%

--------------------------------------------------------------------------------
Sector Weightings - Percentage of Total Investment Securities

Consumer, Non-cyclical ........................................     21.1%
Industrial ....................................................     15.7%
Communications ................................................     15.4%
Financial .....................................................     13.2%
Consumer, Cyclical ............................................      9.4%
Technology ....................................................      9.0%
Energy ........................................................      7.8%
Utilities .....................................................      4.3%
Basic Materials ...............................................      2.6%
Government ....................................................      0.8%
Diversified ...................................................      0.7%


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (67.4%)

              ADVERTISING (2.1%)
$  350,000    Interpublic Group of Companies,
                Inc. (The) 4.50%, 3/15/23 ................          $   382,812
   350,000    Lamar Advertising Co.
                2.88%, 12/31/10 ..........................              432,250
                                                                    -----------
                                                                        815,062
              AEROSPACE/DEFENSE (4.2%)
   200,000    AAR Corp. 1.75%, 2/1/2(1) ..................              218,000
   100,000    AAR Corp. 1.75%, 2/1/26 ....................              109,000
   150,000    Alliant Techsystems, Inc.
                2.75%, 2/15/24 ...........................              163,312
   200,000    Armor Holdings, Inc.
                2.00%, 11/1/24(2) ........................              231,500
   150,000    L-3 Communications Corp.
                3.00%, 8/1/35(1) .........................              155,438
   200,000    L-3 Communications Corp.
                3.00%, 8/1/35 ............................              207,250
   400,000    Lockheed Martin Corp.
                5.16%, 11/15/06(3) .......................              507,840
                                                                    -----------
                                                                      1,592,340
              AIR TRANSPORT (1.3%)
   250,000    Frontier Airlines Holdings, Inc.
                5.00%, 12/15/25 ..........................              254,687
   250,000    JetBlue Airways Corp.
                3.50%, 7/15/33 ...........................              234,688
                                                                    -----------
                                                                        489,375
              AUTO & TRUCK (0.3%)
   100,000    United Auto Group, Inc. Senior
                Subordinated Notes,
                3.50%, 4/1/26 ............................              114,125
              BANK (0.6%)
   250,000    BankUnited Financial Corp. Senior
                Notes, 3.13%, 3/1/34 .....................              237,500
              BIOTECHNOLOGY (2.2%)
   450,000    Amgen, Inc. 0.13%, 2/1/11(1) ...............              469,125
   300,000    AtheroGenics, Inc. Notes,
                1.50%, 2/1/12 ............................              236,625
   150,000    Invitrogen Corp. Senior Notes,
                1.50%, 2/15/24 ...........................              128,250
                                                                    -----------
                                                                        834,000
              BUILDING MATERIALS (0.4%)
   100,000    Fluor Corp. 1.50%, 2/15/24 .................              145,250
              CABLE TV (0.9%)
   350,000    EchoStar Communications Corp.
                5.75%, 5/15/08 ...........................              353,063
              COMPUTER SOFTWARE & SERVICES (3.9%)
   200,000    Ciber, Inc. 2.88%, 12/15/23 ................              185,750
   150,000    DST Systems, Inc. Series B,
                3.63%, 8/15/23 ...........................              199,125
   400,000    Electronic Data Systems Corp.
                3.88%, 7/15/23 ...........................              409,000
   100,000    Electronics for Imaging, Inc. Senior
                Debentures, 1.50%, 6/1/23 ................              105,000
   250,000    Fair Isaac Corp. Series B,
                1.50%, 8/15/23 ...........................              255,625
   150,000    Safeguard Scientifics, Inc.
                2.63%, 3/15/24 ...........................              121,500
   200,000    Sybase, Inc. Subordinated Notes,
                1.75%, 2/22/25 ...........................              222,750
                                                                    -----------
                                                                      1,498,750
              DIVERSIFIED COMPANIES (0.4%)
   150,000    Danaher Corp. 0.0% 1/22/21(4) ..............              157,875
              DRUG (5.6%)
   250,000    CV Therapeutics, Inc. Senior
                Subordinated Notes,
                3.25%, 8/16/13 ...........................              212,500
   150,000    Genzyme Corp. 1.25%, 12/1/23 ...............              162,938
   250,000    OSI Pharmaceuticals, Inc.
                3.25%, 9/8/23 ............................              253,125
   350,000    Sciele Pharma, Inc. 1.75%, 3/8/24 ..........              373,187
   300,000    Sepracor, Inc. 5.00%, 2/15/07 ..............              298,500
   350,000    Teva Pharmaceutical Finance LLC
                Series A, 0.50%, 2/1/24 ..................              362,687
   150,000    Valeant Pharmaceuticals International
                4.00%, 11/15/13 ..........................              143,438
   300,000    Wyeth 5.11%, 1/15/07(5) ....................              327,060
                                                                    -----------
                                                                      2,133,435
              ELECTRONICS (1.3%)
   150,000    Avnet, Inc. 2.00%, 3/15/34 .................              148,500


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                              Value Line Convertible Fund, Inc.

                                                                October 31, 2006
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
$  350,000    Vishay Intertechnology, Inc.
                3.63%, 8/1/23 ............................          $   347,375
                                                                    -----------
                                                                        495,875
              ENTERTAINMENT (3.9%)
   200,000    Liberty Media Corp. (convertible
                into Motorola, Inc. common)
                3.50%, 1/15/31 ...........................              208,500
   350,000    Liberty Media Corp. (convertible
                into Time Warner, Inc. common)
                0.75%, 3/30/23 ...........................              413,875
   400,000    Sinclair Broadcast Group, Inc.
                6.00%, 9/15/12 ...........................              361,000
   450,000    Walt Disney Co. (The)
                2.13%, 4/15/23 ...........................              511,312
                                                                    -----------
                                                                      1,494,687
              ENTERTAINMENT TECHNOLOGY (0.8%)
   150,000    International Game Technology
                0.0% 1/29/33(4) ..........................              135,563
   150,000    Scientific Games Corp.
                0.75%, 12/1/24 ...........................              163,687
                                                                    -----------
                                                                        299,250
              ENVIRONMENTAL (1.6%)
   350,000    Allied Waste North America, Inc.
                4.25%, 4/15/34 ...........................              332,062
   250,000    Waste Connections, Inc. Senior
                Notes, 3.75%, 4/1/26 .....................              259,688
                                                                    -----------
                                                                        591,750
              FINANCIAL SERVICES - DIVERSIFIED (2.5%)
   200,000    CapitalSource, Inc. 3.50%, 7/15/34 .........              229,250
   200,000    Financial Federal Corp.
                2.00%, 4/15/34 ...........................              213,000
   400,000    Merrill Lynch & Co, Inc.
                0.0% 3/13/32(4) ..........................              500,360
                                                                    -----------
                                                                        942,610
              HEALTH CARE INFORMATION SYSTEMS (1.6%)
   400,000    Incyte Corp. 3.50%, 2/15/11 ................              306,500
   300,000    WebMD Corp. 1.75%, 6/15/23 .................              286,875
                                                                    -----------
                                                                        593,375
              HOME BUILDING (0.5%)
   150,000    Avatar Holdings, Inc. Senior Notes,
                4.50%, 4/1/24 ............................              194,625
              HOTEL/GAMING (0.5%)
   150,000    Hilton Hotels Corp. Senior Notes,
                3.38%, 4/15/23 ...........................              201,188
              HOUSEHOLD PRODUCTS (0.9%)
   250,000    Church & Dwight Company, Inc.
                5.25%, 8/15/33 ...........................              348,438
              INDUSTRIAL SERVICES (2.3%)
   350,000    Amdocs Ltd. 0.50%, 3/15/24 .................              369,250
   200,000    CSG Systems International, Inc.
                2.50%, 6/15/24 ...........................              228,750
   150,000    Quanta Services, Inc. 4.50%, 10/1/23                      261,750
                                                                    -----------
                                                                        859,750
              INSURANCE - PROPERTY & CASUALTY (0.5%)
   350,000    American Financial Group, Inc.
                1.49%, 6/2/33(2) .........................              196,000
              MACHINERY (1.2%)
   100,000    Actuant Corp. Senior Subordinated
                Debentures, 2.00%, 11/15/23 ..............              138,750
   150,000    AGCO Corp. Series B,
                1.75%, 12/31/33 ..........................              203,625
   200,000    Roper Industries, Inc.
                1.48%, 1/15/34(2) ........................              123,750
                                                                    -----------
                                                                        466,125
              MEDICAL SERVICES (2.0%)
   150,000    Laboratory Corporation of America
                Holdings Subordinated Notes,
                0.0% 9/11/21(4) ..........................              138,375
   300,000    Lincare Holdings, Inc.
                3.00%, 6/15/33 ...........................              293,250
   250,000    PSS World Medical, Inc.
                2.25%, 3/15/24 ...........................              318,750
                                                                    -----------
                                                                        750,375
              MEDICAL SUPPLIES (4.7%)
   150,000    Advanced Medical Optics, Inc.
                2.50%, 7/15/24 ...........................              155,437
   300,000    ALZA Corp. 0.0% 7/28/20(4) .................              277,875
   200,000    Cytyc Corp. 2.25%, 3/15/24 .................              208,750
   300,000    Edwards Lifesciences Corp.
                3.88%, 5/15/33 ...........................              297,375
   100,000    Fisher Scientific International, Inc.
                Senior Subordinated Notes,
                3.25%, 3/1/24 ............................              123,875


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
$  150,000    Genesis HealthCare Corp. Senior
                Subordinated Debentures,
                2.50%, 3/15/25 ...........................          $   160,875
   150,000    Medtronic, Inc. 1.50%, 4/15/11(1) ..........              150,375
   200,000    Medtronic, Inc. Senior Notes,
                1.50%, 4/15/11 ...........................              200,500
   200,000    St. Jude Medical, Inc.
                2.80%, 12/15/35 ..........................              198,250
                                                                    -----------
                                                                      1,773,312
              METALS & MINING DIVERSIFIED (0.4%)
   100,000    Century Aluminum Co. Senior
                Notes, 1.75%, 8/1/24 .....................              142,000
              METALS FABRICATING (0.7%)
   250,000    Trinity Industries, Inc. Subordinated
                Notes, 3.88%, 6/1/36 .....................              258,750
              OILFIELD SERVICES/EQUIPMENT (2.8%)
   150,000    Cooper Cameron Corp.
                1.50%, 5/15/24 ...........................              229,875
   100,000    Diamond Offshore Drilling, Inc.
                1.50%, 4/15/31 ...........................              144,375
   100,000    Halliburton Co. 3.13%, 7/15/23 .............              175,625
   300,000    Schlumberger Ltd. Series A,
                1.50%, 6/1/23 ............................              529,125
                                                                    -----------
                                                                      1,079,000
              OTHER (0.4%)
   150,000    ERP Operating LP 3.85%, 8/15/26 ............              155,835
              PETROLEUM - INTEGRATED (0.9%)
   300,000    McMoRan Exploration Co.
                5.25%, 10/6/11 ...........................              336,000
              PHARMACY SERVICES (0.4%)
   200,000    Omnicare, Inc. 3.25%, 12/15/35 .............              169,500
              POWER (0.3%)
   100,000    Headwaters, Inc. Senior
                Subordinated Notes,
                2.88%, 6/1/16 ............................              104,625
              RAILROAD (0.8%)
   250,000    CSX Corp. 0.0% 10/30/21(4) .................              320,938
              RECREATION (1.3%)
   250,000    Hasbro, Inc. 2.75%, 12/1/21 ................              308,437
   150,000    Shuffle Master, Inc. Contingent
                Senior Notes, 1.25%, 4/15/24 .............              172,875
                                                                    -----------
                                                                        481,312
              RETAIL - SPECIAL LINES (2.5%)
   300,000    Best Buy Company, Inc.
                2.25%, 1/15/22 ...........................              372,000
   150,000    Men's Wearhouse, Inc. (The)
                3.13%, 10/15/23 ..........................              211,125
   350,000    School Specialty, Inc. Subordinated
                Notes, 3.75%, 8/1/23(2) ..................              378,875
                                                                    -----------
                                                                        962,000
              RETAIL BUILDING SUPPLY (0.3%)
   100,000    Lowe's Companies, Inc.
                0.0% 10/19/21(4) .........................              105,000
              SEMICONDUCTOR (3.2%)
   250,000    Conexant Systems, Inc.
                4.00%, 3/1/26(1) .........................              220,000
   250,000    Fairchild Semiconductor Corp.
                5.00%, 11/1/08 ...........................              247,813
   400,000    Intel Corp. Jr. Subordinated
                Debentures, 2.95%, 12/15/35 ..............              363,000
   350,000    LSI Logic Corp. 4.00%, 5/15/10 .............              373,187
                                                                    -----------
                                                                      1,204,000
              SEMICONDUCTOR - EQUIPMENT (0.7%)
   250,000    Cymer, Inc. 3.50%, 2/15/09 .................              260,625
              STEEL - GENERAL (0.3%)
   100,000    Ryerson Tull, Inc. 3.50%, 11/1/24 ..........              129,875
              TELECOMMUNICATION SERVICES (2.0%)
   200,000    Commonwealth Telephone
                Enterprises, Inc. 3.25%, 7/15/23 .........              216,250
   100,000    NII Holdings, Inc. 2.88%, 2/1/34 ...........              251,375
   200,000    NII Holdings, Inc. Senior Notes,
                2.75%, 8/15/25 ...........................              292,500
                                                                    -----------
                                                                        760,125


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                              Value Line Convertible Fund, Inc.

                                                                October 31, 2006
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
              TELECOMMUNICATIONS EQUIPMENT (3.2%)
$  400,000    Agere Systems, Inc. 6.50%, 12/15/09                   $   402,500
   150,000    Anixter International, Inc.
                0.0% 7/7/33(4) ...........................              135,563
   250,000    Comtech Telecommunications Corp.
                2.00%, 2/1/24(2) .........................              311,562
   350,000    Juniper Networks, Inc. Senior Notes,
                0.0% 6/15/08(4) ..........................              361,375
                                                                    -----------
                                                                      1,211,000
              TIRE & RUBBER (0.7%)
   150,000    Goodyear Tire & Rubber Co. (The)
                4.00%, 6/15/34(1)(2) .....................              208,312
    50,000    Goodyear Tire & Rubber Co. (The)
                Senior Notes, 4.00%, 6/15/34 .............               69,438
                                                                    -----------
                                                                        277,750
              TRUCKING (0.3%)
   100,000    YRC Worldwide, Inc. Contingent
                Senior Notes, 3.38%, 11/25/23 ............              116,125
                                                                    -----------
              TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
                (Cost $24,289,650)........................           25,652,595
                                                                    -----------

  Shares                                                               Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (18.9%)

              ADVERTISING (0.3%)
     3,000    Interpublic Group of Companies,
                Inc. Series A, 5.38%, Pfd. ...............              122,550
              AUTO & TRUCK (0.4%)
     4,000    Ford Motor Company Capital Trust
                II 6.50%, Pfd. ...........................              138,000
              CHEMICAL - DIVERSIFIED (0.5%)
     2,000    Celanese Corp. 4.25%, Pfd. .................               59,000
     3,000    Huntsman Corp. 5.00%, Pfd. .................              114,750
                                                                    -----------
                                                                        173,750
              DRUG (1.0%)
     7,000    Schering-Plough Corp. 6.00%, Pfd. ..........              385,000
              ELECTRICAL UTILITY - CENTRAL (1.5%)
     4,000    Aquila, Inc. 6.75%, Pfd. ...................              158,000
     7,000    Entergy Corp. 7.63%, Pfd. ..................              395,500
                                                                    -----------
                                                                        553,500
              ELECTRICAL UTILITY - EAST (0.3%)
     2,000    PNM Resources, Inc. 6.75%, Pfd. ............               99,320
              FINANCIAL SERVICES - DIVERSIFIED (2.0%)
         3    Federal National Mortgage
                Association 5.38%, Pfd. ..................              289,875
     4,000    Hartford Financial Services Group,
                Inc. 6.00%, Pfd ..........................              301,400
     5,000    Lazard Ltd. 6.63%, Pfd. ....................              183,350
                                                                    -----------
                                                                        774,625
              GROCERY (0.4%)
     6,000    Albertson's, Inc. 0.0%, Pfd. ...............              150,840
              INSURANCE - LIFE (1.9%)
     9,000    Genworth Financial, Inc. Class A
                6.00%, Pfd. ..............................              324,450
     9,000    MetLife, Inc. 6.38%, Pfd. ..................              266,625
     2,000    Reinsurance Group of America, Inc.
                5.75%, Pfd. ..............................              141,000
                                                                    -----------
                                                                        732,075
              INSURANCE - PROPERTY & CASUALTY (0.3%)
     5,000    XL Capital Ltd. 6.50%, Pfd. ................              114,000
              INTERNET (0.2%)
     3,000    E*Trade Financial Corp.
                6.13%, Pfd. ..............................               89,625
              MACHINERY (0.2%)
     1,431    United Rentals Trust I 6.50%, Pfd. .........               69,404
              METALS & MINING DIVERSIFIED (0.7%)
       200    Freeport-McMoRan Copper &
                Gold, Inc. 5.50%, Pfd. ...................              273,575
              NATURAL GAS - DISTRIBUTION (0.3%)
     2,000    Southern Union Co. 5.00%, Pfd ..............              111,500
              NATURAL GAS - DIVERSIFIED (1.3%)
       200    El Paso Corp. 4.99%, Pfd. ..................              245,750
     2,000    Williams Companies, Inc. (The)
                5.50%, Pfd. ..............................              230,500
                                                                    -----------
                                                                        476,250


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
              OILFIELD SERVICES/EQUIPMENT (1.4%)
     4,000    Bristow Group, Inc. 5.50%, Pfd .............          $   192,480
     4,000    Hanover Compressor Co. 7.25%, Pfd. .........              222,000
     1,000    Hess Corp. 7.00%, Pfd. .....................              104,080
                                                                    -----------
                                                                        518,560
              PETROLEUM - PRODUCING (1.0%)
     4,000    Chesapeake Energy Corp. 4.50%, Pfd. ........              399,000
              PHARMACY SERVICES (0.1%)
       500    Omnicare, Inc. Series B, 4.00%, Pfd. .......               26,500
              POWER (2.0%)
    10,000    AES Trust III 6.75%, Pfd. ..................              483,500
       200    NRG Energy, Inc. 4.00%, Pfd. ...............              262,475
                                                                    -----------
                                                                        745,975
              R.E.I.T. (1.0%)
     5,000    Simon Property Group, Inc.
                6.00%, Pfd. ..............................              395,000
              TELECOMMUNICATIONS EQUIPMENT (0.8%)
       300    Lucent Technologies Capital Trust I
                7.75%, Pfd. ..............................              306,337
              THRIFT (1.3%)
     5,000    Sovereign Cap Trust IV 4.38%, Pfd.                        241,250
     5,000    Washington Mutual Capital Trust I
                5.38%, Pfd. ..............................              271,600
                                                                    -----------
                                                                        512,850
                                                                    -----------
              TOTAL CONVERTIBLE PREFERRED STOCK
                (Cost $6,700,657) ........................            7,168,236
                                                                    -----------
COMMON STOCKS (7.1%)

              AEROSPACE/DEFENSE (0.4%)
     1,000    Boeing Co. (The) ...........................               79,860
     1,000    Rockwell Collins, Inc. .....................               58,080
                                                                    -----------
                                                                        137,940
              BANK (0.2%)
     1,000    State Street Corp. .........................               64,230
              BUILDING MATERIALS (0.1%)
     1,000    Dynamic Materials Corp. ....................               32,240
              CHEMICAL - BASIC (0.1%)
     1,000    E.I. du Pont de Nemours & Co. ..............               45,800
              COAL (0.3%)
     1,000    Arch Coal, Inc. ............................               34,630
     1,000    CONSOL Energy, Inc. ........................               35,390
     1,000    Peabody Energy Corp. .......................               41,970
                                                                    -----------
                                                                        111,990
              COMPUTER SOFTWARE & SERVICES (0.1%)
     1,000    Accenture Ltd. Class A .....................               32,910
              DIVERSIFIED COMPANIES (0.6%)
     1,000    AMETEK, Inc. ...............................               46,686
     1,000    Honeywell International, Inc. ..............               42,120
     1,000    Vornado Realty Trust .......................              119,250
                                                                    -----------
                                                                        208,056
              DRUG (0.7%)
     2,000    Celgene Corp.* .............................              106,880
     1,000    Gilead Sciences, Inc.* .....................               68,900
     1,000    GlaxoSmithKline PLC ADR ....................               53,250
     1,000    Pharmaceutical Product Development, Inc. ...               31,650
                                                                    -----------
                                                                        260,680
              ELECTRICAL EQUIPMENT (0.8%)
     1,000    Garmin Ltd. ................................               53,410
     1,000    General Cable Corp.* .......................               37,600
     2,000    Thomas & Betts Corp.* ......................              103,060
     1,000    Trimble Navigation Ltd.* ...................               46,220
     1,000    WESCO International, Inc.* .................               65,270
                                                                    -----------
                                                                        305,560
              ELECTRONICS (0.1%)
     1,000    Harris Corp. ...............................               42,600
              HOTEL/GAMING (0.3%)
     1,000    MGM MIRAGE* ................................               43,020
     1,222    Starwood Hotels & Resorts
                Worldwide, Inc. ..........................               73,002
                                                                    -----------
                                                                        116,022
              INSURANCE - PROPERTY & CASUALTY (0.1%)
     1,000    Berkley (W.R.) Corp. .......................               36,860
              MACHINERY (0.4%)
     1,103    Cummins, Inc. ..............................              140,059


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                              Value Line Convertible Fund, Inc.

                                                                October 31, 2006
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
              MEDICAL SUPPLIES (0.6%)
     2,000    Fisher Scientific International, Inc.* .....             $171,240
     1,000    Zimmer Holdings, Inc.* .....................               72,010
                                                                    -----------
                                                                        243,250
              METALS & MINING DIVERSIFIED (0.1%)
     1,000    BHP Billiton Ltd. ADR ......................               42,570
              NATURAL GAS - DIVERSIFIED (0.2%)
     1,000    Devon Energy Corp. .........................               66,840
              OILFIELD SERVICES/EQUIPMENT (0.1%)
     1,000    GlobalSantaFe Corp. ........................               51,900
              PETROLEUM - INTEGRATED (0.1%)
     1,000    Valero Energy Corp. ........................               52,330
              PETROLEUM - PRODUCING (0.2%)
     2,000    Tenaris S.A. ADR ...........................               77,180
              PHARMACY SERVICES (0.1%)
     1,000    Caremark Rx, Inc. ..........................               49,230
              PRECIOUS METALS (0.1%)
     1,000    AngloGold Ashanti Ltd. ADR .................               42,570
              R.E.I.T. (0.5%)
     1,000    General Growth Properties, Inc. ............               51,900
     1,000    SL Green Realty Corp. ......................              121,050
                                                                    -----------
                                                                        172,950
              RAILROAD (0.1%)
     1,000    Norfolk Southern Corp. .....................               52,570
              RETAIL STORE (0.2%)
     1,000    J.C. Penney Company, Inc. ..................               75,230
              SECURITIES BROKERAGE (0.6%)
     1,000    Bear Stearns Companies, Inc. (The) .........              151,350
     1,000    Lehman Brothers Holdings, Inc. .............               77,840
                                                                    -----------
                                                                        229,190
                                                                    -----------
              TOTAL COMMON STOCKS
                (Cost $2,250,822) ........................            2,690,757
                                                                    -----------
              TOTAL INVESTMENT SECURITIES (93.4%)
                (Cost $33,241,129) .......................          $35,511,588
                                                                    -----------

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (7.6%)
$1,300,000    With Morgan Stanley & Co., 5.16%,
                dated 10/31/06, due 11/1/06,
                delivery value $1,300,186
                (collateralized by $1,065,000 U.S.
                Treasury Notes 6.75%, due
                8/15/26, with a value of
                $1,341,632) ..............................          $ 1,300,000
 1,600,000    With UBS Securities, LLC, 5.18%,
                dated 10/31/06, due 11/1/06,
                delivery value $1,600,230
                (collateralized by $1,318,000 U.S.
                Treasury Notes 6.625%, due
                2/15/27 with a value of
                $1,644,971) ..............................            1,600,000
                                                                    -----------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $2,900,000) ........................            2,900,000
                                                                    -----------
EXCESS OF LIABILITIES OVER CASH
  AND OTHER ASSETS (-1.0%) ...............................             (364,527)
                                                                    -----------
NET ASSETS (100%) ........................................          $38,047,061
                                                                    -----------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($38,047,061/2,998,337 shares outstanding) .............          $     12.69
                                                                    -----------

*     Non-income producing.

(1) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(2) Step Bond - The rate shown is as of October 31, 2006 and will reset at a future date.

(3) The rate shown on variable rate securities is the rate at the end of the reporting period. The rate changes quarterly. The date shown is the date of the next interest rate change.

(4)   Zero coupon bond.

(5) The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes semi-annually. The date shown is the date of the next interest rate change.

ADR   American Depositary Receipt


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities
at October 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $33,241,129) ..................................         $ 35,511,588
Repurchase agreements
   (Cost - $2,900,000) ...................................            2,900,000
Cash .....................................................               97,156
Interest and dividends receivable ........................              203,623
Receivable for securities sold ...........................               78,879
Receivable for capital shares sold .......................                   46
                                                                   ------------
        Total Assets .....................................           38,791,292
                                                                   ------------
Liabilities:
Payable for securities purchased .........................              653,868
Payable for capital shares repurchased ...................               25,904
Accrued expenses:
   Advisory fee ..........................................               20,179
   Service and distribution plan fees
      payable ............................................                3,229
   Directors' fees .......................................                1,805
   Other .................................................               39,246
                                                                   ------------
      Total Liabilities ..................................              744,231
                                                                   ------------
Net Assets ...............................................         $ 38,047,061
                                                                   ============
Net assets consist of:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   2,998,337 shares) .....................................         $  2,998,337
Additional paid-in capital ...............................           33,052,541
Undistributed net investment income ......................               42,458
Accumulated net realized loss on
   investments ...........................................             (316,734)
Net unrealized appreciation of investments and
   foreign exchange translations .........................            2,270,459
                                                                   ------------
Net Assets ...............................................         $ 38,047,061
                                                                   ============
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($38,047,061/2,998,337
   shares outstanding) ...................................         $      12.69
                                                                   ============


Statement of Operations
for the Six Months Ended October 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest .................................................         $    403,619
Dividends (net of foreign withholding
   tax of $41) ...........................................              209,766
                                                                   ------------
   Total Income ..........................................              613,385
                                                                   ------------
Expenses:
Advisory fee .............................................              133,667
Service and distribution plan fees .......................               44,556
Printing and postage .....................................               23,904
Registration and filing fees .............................               22,651
Custodian fees ...........................................               22,349
Auditing and legal fees ..................................               18,221
Transfer agent fees ......................................               14,980
Insurance, dues and other ................................                8,221
Directors' fees and expenses .............................                2,989
                                                                   ------------
   Total Expenses Before Custody
      Credits and Fees Waived ............................              291,538
   Less: Advisory Fee Waived .............................              (22,278)
   Less: Service and Distribution Plan
      Fees Waived ........................................              (26,733)
   Less: Custody Credits .................................               (3,913)
                                                                   ------------
   Net Expenses ..........................................              238,614
                                                                   ------------
Net Investment Income ....................................              374,771
                                                                   ------------
Net Realized and Unrealized Gain
   (Loss) on Investments and Foreign
   Exchange Transactions:
      Net Realized Gain ..................................              907,633
      Change in Net Unrealized
        Appreciation/(Depreciation) on
        Investment and Foreign
        Exchange Transactions ............................             (988,081)
                                                                   ------------
Net Realized Gain and Change in
   Net Unrealized Appreciation/
   (Depreciation) on Investments and
   Foreign Exchange Transactions .........................              (80,448)
                                                                   ------------
   Increase in Net Assets from
      Operations .........................................         $    294,323
                                                                   ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                              Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended October 31, 2006 (unaudited)
and for the Year Ended April 30, 2006
--------------------------------------------------------------------------------

                                                                           Six Months Ended
                                                                           October 31, 2006      Year Ended
                                                                              (unaudited)      April 30, 2006
                                                                           ----------------------------------
Operations:
  Net investment income ................................................      $    374,771       $    689,519
  Net realized gain on investments .....................................           907,633          2,065,406
  Change in net unrealized appreciation/(depreciation) .................          (988,081)         3,203,171
                                                                              -------------------------------
  Increase in net assets from operations ...............................           294,323          5,958,096
                                                                              -------------------------------
Distributions to Shareholders:
  Net investment income ................................................          (523,833)          (487,016)
                                                                              -------------------------------
Capital Share Transactions:
  Proceeds from sale of shares .........................................         4,261,610          1,173,175
  Proceeds from reinvestment of distributions to shareholders ..........           466,263            421,882
  Cost of shares repurchased ...........................................        (2,977,417)        (9,204,741)
                                                                              -------------------------------
  Increase/(Decrease) in net assets from capital share transactions.....         1,750,456         (7,609,684)
                                                                              -------------------------------
Total Increase/(Decrease) in Net Assets ................................         1,520,946         (2,138,604)
Net Assets:
  Beginning of period ..................................................        36,526,115         38,664,719
                                                                              -------------------------------
  End of period ........................................................      $ 38,047,061       $ 36,526,115
                                                                              ===============================
Undistributed net investment income, at end of period ..................      $     42,458       $    191,520
                                                                              ===============================


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days. Securities for which market quotations are not readily available or which are not readily marketable are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time


--------------------------------------------------------------------------------
14

                                              Value Line Convertible Fund, Inc.

                                                                October 31, 2006
--------------------------------------------------------------------------------

to estimate the significance of its impact, if any, on the Fund's financial statements.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Convertible Securities. It is the Fund's policy to invest a significant portion of its assets in convertible securities. The return provided by a convertible security is greatly influenced by the performance of the common stock for which it can be exchanged. However, factors such as coupon rate, yield to maturity, years to maturity and premium rates and investment value, which measures the convertible security's degree of downside price protection, all can have a strong effect on the performance of the convertible security while having no influence on the performance of its underlying common stock. Therefore, convertible securities are not considered derivative financial instruments. In connection with transactions in convertible securities, when the Fund chooses to convert the securities into the underlying common stock atcome ou the designated conversion rate, there will be no gain or loss recognized upon conversion and the cost of the common stock will reflect the cost of the original convertible security.

(F) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/loss on investments and change in unrealized appreciation/depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2.    Capital Share Transactions

Transactions in capital stock were as follows:

                                                 Six Months
                                                   Ended
                                               October 31, 2006      Year Ended
                                                 (unaudited)      April 30, 2006
                                               ---------------------------------
Shares sold ..............................         342,923               97,583
Shares issued in
   reinvestment of
   dividends and
   distributions .........................          38,187               34,967
Shares repurchased .......................        (239,302)            (772,015)
                                                  -----------------------------
Net increase/(decrease) ..................         141,808             (639,465)
                                                  =============================
Dividends per share
   from net investment
   income ................................        $  .1800             $  .1575
                                                  =============================


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited) October 31, 2006
--------------------------------------------------------------------------------

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                    Six Months
                                                                      Ended
                                                                October 31, 2006
                                                                   (unaudited)
                                                                ---------------
Purchases:
   Investment securities ................................         $ 22,249,227
                                                                  ============
Sales or Redemptions:
   Investment securities ................................         $ 19,698,372
                                                                  ============

4.    Income Taxes

At October 31, 2006, information on the tax components of capital is as follows:


Cost of investments for tax purposes ....................         $ 36,141,129
                                                                  ============
Gross tax unrealized appreciation .......................         $  2,681,371
Gross tax unrealized depreciation .......................             (410,912)
                                                                  ------------
Net tax unrealized appreciation on
   investments ..........................................         $  2,270,459
                                                                  ============
Capital loss carryforward
   expiring April 30, 2011 ..............................         $  1,152,874
                                                                  ------------

5. Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $133,667 before fee waivers was paid or payable to Value Line, Inc. (the "Adviser") for the six months ended October 31, 2006. This was computed at an annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. Effective March 7, 2006, the Adviser voluntarily waived 0.125% of the fee. The fee waiver amounted to $22,278. The Adviser has no right to recoup previously waived amounts.

The Fund has a Service and Distribution Plan (the Plan), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended October 31, 2006, fees amounting to $44,556 before fee waivers were paid or payable to the Distributor under this plan. Effective March 7, 2006, the Distributor voluntarily waived 0.15% of the fee. The fee waiver amounted to $26,733. The Distributor has no right to recoup previously waived amounts.

For the six months ended October 31, 2006, the Fund's expenses were reduced by $3,913 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At October 31, 2006, the Adviser and/or affiliated companies and certain officers and directors of the Fund as a group owned less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
16

                                              Value Line Convertible Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                           Six Months Ended                             Years Ended April 30,
                                           October 31, 2006   --------------------------------------------------------------------
                                           (unaudited)           2006            2005          2004          2003          2002
                                           ---------------------------------------------------------------------------------------
Net asset value, beginning of period ..... $    12.78         $    11.06      $    11.31    $    10.28    $    10.97    $    12.27
                                           ---------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income ...................        .13                .23             .19           .28           .27           .33
 Net gains or losses on securities
  (both realized and unrealized) .........       (.04)              1.65            (.19)         1.05          (.68)         (.97)
                                           ---------------------------------------------------------------------------------------
 Total from investment operations ........        .09               1.88              --          1.33          (.41)         (.64)
                                           ---------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income ....       (.18)              (.16)           (.25)         (.30)         (.28)         (.41)
 Distributions from net realized gains ...         --                 --              --            --            --          (.25)
                                           ---------------------------------------------------------------------------------------
 Total distributions .....................       (.18)              (.16)           (.25)         (.30)         (.28)         (.66)
                                           ---------------------------------------------------------------------------------------
Net asset value, end of period ........... $    12.69         $    12.78      $    11.06    $    11.31    $    10.28    $    10.97
                                           ---------------------------------------------------------------------------------------
Total return .............................        .77%(3)          17.06%           (.05)%       13.03%        (3.62)%       (5.24)%
                                           ---------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (in thousands) . $   38,047         $   36,526      $   38,665    $   43,502    $   44,075    $   58,464
Ratio of expenses to average net assets(1)       1.64%(2)(4)        1.39%(2)        1.53%         1.51%         1.47%         1.31%
Ratio of net investment income to average
 net assets ..............................       2.10%(4)           1.85%           1.68%         2.49%         2.66%         3.04%
Portfolio turnover rate ..................         59%(3)             82%            122%          130%          128%           67%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets of custody credits would have been 1.61% for the six months ended October 31, 2006, 1.38% for the year ended April 30, 2006, 1.52% for the year ended April 30, 2005, 1.50% for the year ended April 30, 2004, and unchanged for the years ended April 30, 2003 and 2002.

(2) Ratio reflects expenses grossed up for the voluntary fee waivers of a portion of the advisory fee by the Adviser and the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets of the voluntary fee waivers, but exclusive of the custody credit arrangement, would have been 1.36% as of October 31, 2006 and 1.35% as of April 30, 2006.

(3)   Not annualized (2)

(4)   Annualized (1)


                                               See Notes to Financial Statements
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                      Principal
                                                                      Occupation                            Other
                                                      Length of       During the                            Directorships
Name, Address, and Age         Position               Time Served     Past 5 Years                          Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner          Chairman of the        Since 1985      Chairman, President and Chief         Value Line, Inc.
Age 71                         Board of Directors                     Executive Officer of Value Line,
                               and President                          Inc. (the "Adviser") and Value
                                                                      Line Publishing, Inc. Chairman
                                                                      and President of each of the 14
                                                                      Value Line Funds and Value Line
                                                                      Securities, Inc. (the
                                                                      "Distributor").
------------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler               Director               Since 1991      Consultant, Academic                  None
18 Victoria Lane                                                      Search Consultation Service,
Lanesboro, MA 01237                                                   Inc. (1994-2004); Trustee
Age 82                                                                Emeritus and Chairman
                                                                      (1993-1994) of the Board of
                                                                      Trustees of Duke University;
                                                                      President Emeritus, Williams
                                                                      College.
------------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Director               Since 2000      Customer Support Analyst,             None
4921 Buckingham Drive                                                 Duke Power Company.
Charlotte, NC 28209
Age 65
------------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley              Director               Since 2000      Professor of History,                 Berkshire Life
54 Scott Hill Road                                                    Williams College, (1961 to 2002).     Insurance
Williamstown, MA 01267                                                Professor Emeritus since 2002.        Company of
Age 74                                                                President Emeritus since 1994         America
                                                                      and President, (1985-1994);
                                                                      Chairman (1993-1997) and
                                                                      Interim President (2002-2003) of
                                                                      the American Council of Learned
                                                                      Societies. Trustee since 1997 and
                                                                      Chairman of the Board since
                                                                      2005, National Humanities Center.
------------------------------------------------------------------------------------------------------------------------------------
David H. Porter                Director               Since 1997      Visiting Professor of Classics,       None
5 Birch Run Drive                                                     Williams College, since 1999;
Saratoga Springs, NY 12866                                            President Emeritus, Skidmore
Age 70                                                                College since 1999 and President,
                                                                      (1987-1998).
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

                                              Value Line Convertible Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                      Principal
                                                                      Occupation                            Other
                                                      Length of       During the                            Directorships
Name, Address, and Age         Position               Time Served     Past 5 Years                          Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Director               Since 1985      Chairman, Institute for Political     A. Schulman Inc.
169 Pompano St.                                                       Economy.                              (plastics)
Panama City Beach, FL 32413
Age 67
------------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr              Director               Since 1996      Senior Financial Advisor,             None
1409 Beaumont Drive                                                   Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                    since 2004; Senior Financial
Age 57                                                                Advisor, Hawthorn, (2001-2004).
------------------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson              Vice President,        Since 1994      Director, Vice President and Chief
Age 49                         Secretary and                          Compliance Officer of the
                               Chief Compliance                       Adviser. Director and Vice
                               Officer                                President of the Distributor.
                                                                      Vice President, Secretary and
                                                                      Chief Compliance Officer of
                                                                      each of the 14 Value Line Funds.
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio           Treasurer              Since 2005      Controller of the Adviser until
Age 47                                                                2003; Chief Financial Officer
                                                                      of the Adviser (2003-2005);
                                                                      Treasurer of the Adviser since
                                                                      2005; Treasurer of each of the
                                                                      14 Value Line Funds.
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher              Assistant Treasurer    Since 2005      Director, Vice President and
Age 51                         Assistant Secretary                    Secretary of the Adviser;
                                                                      Director and Vice President
                                                                      of the Distributor.
------------------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser. Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.



--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 - The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 - Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 - The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - Value Line Centurion Fund* seeks long-term growth of capital.

1984 - The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - Value Line Aggressive Income Trust seeks to maximize current income.

1987 - Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am - 5pm CST, Monday - Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                Two Sound View Drive, Suite 100
                                Greenwich, CT 06830

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President,
                                Secretary and
                                Chief Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer


This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).


                                                                        #537647

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 9.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

      (a)   Not applicable.

      (b)   (1)   Certification pursuant to Rule 30a-2 under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant tot he requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Value Line Convertible Fund, Inc.


By       /s/ Jean B. Buttner
         ---------------------------------
         Jean B. Buttner, President


Date:    January 9, 2007
         ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: January 9, 2007
      ---------------